CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 1,164	$ 1,107
Restricted deposits	1,311	1,385
Trade receivables (net of allowance for doubtful accounts of $ 15 and $ 7 at December 31, 2012 and 2011, respectively)	5,381	6,920
Costs and estimated earnings in excess of billings on uncompleted contracts	1,748	814
Other accounts receivable and prepaid expenses	939	727
Inventories	7,272	7,655
Total current assets	17,815	18,608
LONG-TERM RECEIVABLES AND OTHER DEPOSITS	1,160	1,563
PROPERTY, PLANT AND EQUIPMENT, NET	3,324	3,277
OTHER ASSETS:
Intangible assets, net		155
Goodwill	587	587
Total other assets	587	742
Total assets	22,886	24,190
CURRENT LIABILITIES:
Bank credit	3,172	3,933
Trade payables	1,948	2,380
Loans from shareholders	3,968	2,405
Convertible note from a shareholder, net	3,000	2,810
Other accounts payable and accrued expenses	3,750	4,126
Total current liabilities	15,838	15,654
LONG-TERM LIABILITIES:
Loans from shareholders, net		176
Accrued severance pay and other long term liability	519	516
Total long-term liabilities	519	692
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Share capital - Ordinary shares of NIS 0.015 par value - Authorized: 16,333,333 shares at December 31, 2012 and 2011; Issued and outstanding: 8,918,647 shares at December 31, 2012 and December 31, 2011 respectively	119	119
Additional paid-in capital	70,884	70,176
Accumulated other comprehensive income	468	443
Accumulated deficit	(65,565)	(63,514)
Total RADA Electronic Industries shareholders' equity	5,906	7,224
Non-controlling interest	623	620
Total equity	6,529	7,844
Total liabilities and equity	$ 22,886	$ 24,190